Consolidated Statements of Changes in Shareholders' Equity	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)
Balance at Dec. 31, 2020	¥ 1,144,561,949		¥ 623,201	¥ 1,148,823,625	¥ (48,935,177)	¥ 37,929,187	¥ 1,138,440,836	¥ 6,121,113
Balance (in shares) at Dec. 31, 2020 | shares			199,051,046
Net income (loss)	(294,637,791)				(267,861,722)		(267,861,722)	(26,776,069)
Share-based compensation	644,654			644,654			644,654
Restricted shares vested			¥ 968	(968)
Restricted shares vested (in shares) | shares			300,000
Repurchase of shares	(5,226,037)		¥ (14,336)	(5,211,701)			(5,226,037)
Repurchase of shares ( in shares) | shares			(4,488,228)
Foreign currency translation adjustment	(4,707,094)					(4,761,513)	(4,761,513)	54,419
Balance at Dec. 31, 2021	840,635,681		¥ 609,833	1,144,255,610	(316,796,899)	33,167,674	861,236,218	(20,600,537)
Balance (in shares) at Dec. 31, 2021 | shares			194,862,818
Net income (loss)	16,104,062				19,911,406		19,911,406	(3,807,344)
Repurchase of shares	(3,494,977)		¥ (12,094)	(3,482,883)			(3,494,977)
Repurchase of shares ( in shares) | shares			(3,810,000)
Deconsolidation of a subsidiary	(22,592,524)			(47,010,117)			(47,010,117)	24,417,593
Foreign currency translation adjustment	19,059,483					19,059,483	19,059,483
Balance at Dec. 31, 2022	849,711,725		¥ 597,739	1,093,762,610	(296,885,493)	52,227,157	849,702,013	9,712
Balance (in shares) at Dec. 31, 2022 | shares			191,052,818
Net income (loss)	(23,666,872)	$ (3,333,409)			(23,667,008)		(23,667,008)	136
Foreign currency translation adjustment	1,304,062					1,304,062	1,304,062
Balance at Dec. 31, 2023	¥ 827,348,915	$ 116,529,660	¥ 597,739	¥ 1,093,762,610	¥ (320,552,501)	¥ 53,531,219	¥ 827,339,067	¥ 9,848
Balance (in shares) at Dec. 31, 2023 | shares			191,052,818